Right-of-use-assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Lease Expense			€ 17,705
Payment of lease liabilities	€ 12,496	€ 14,251
Interest paid on lease liabilities	€ 2,589	€ 2,291
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Information about lessee's exposure arising from extension options and termination options	Some leases include an option to renew the lease for an additional period of the same duration after the end of the contract term.
Information about restrictions or covenants imposed by leases on lessee	For certain of these leases, the Group is restricted from entering into any sub-lease arrangements.
Buildings [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term	5 years
Buildings [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term	10 years
Vehicles [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term	2 years
Vehicles [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term	4 years
IT and Office Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Statement that lessee accounts for short-term leases using recognition exemption	These leases are short-term and/or leases of low-value items.
Statement that lessee accounts for leases of low-value assets using recognition exemption	These leases are short-term and/or leases of low-value items.
IT and Office Equipment [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term	1 year
IT and Office Equipment [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term	3 years
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	€ 584